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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Schootse Poort Vermogensbeheer B.V.
            ------------------------------------------
Address:    P.O. Box 6191
            ------------------------------------------
            5600 HD Eindhoven
            ------------------------------------------
            The Netherlands
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mr. D. Snijders                 Mr. G.M. van de Luitgaarden
          --------------------------      ----------------------------
Title:    Chief Executive Officer         Chief Financial Officer
          --------------------------      ----------------------------
Phone:    011-31-40-273-7106              011-31-40-273-2824
          --------------------------      ----------------------------

Signature, Place, and Date of Signing:

/s/ Mr. D. Snijders           Eindhoven, The Netherlands    November 14, 2002
----------------------------  ---------------------------   -----------------
/s/ G.M. van de Luitgaarden   Eindhoven, The Netherlands    November 14, 2002
----------------------------  ---------------------------   -----------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                              -----------------------

Form 13F Information Table Entry Total:                   64
                                              -----------------------

Form 13F Information Table Value Total:             U.S.$650,219
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.      Form 13F File Number     Name

       01       28-                      Koninklijke Philips Electronics N.V.
      -----     -------------------      ------------------------------------

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                             FORM 13 F INFORMATION
                                     TABLE

      Column 1             Column 2       Column 3        Column 4          Column 5        Column 6     Column 7        Column 8
      --------             --------       --------        --------          --------        --------     --------        --------
                                                         VALUE IN USD       SHRS OR                                 VOTING AUTHORITY
                                                         ------------       SH/ PUT/       INVESTMENT      OTHER        SOLE SHARED
   NAME OF ISSUER       TITLE OF CLASS      CUSIP         (x$1000)      PRN AMT PRN CALL   DISCRETION    MANAGERS          NONE
--------------------    --------------    ---------      -----------    ----------------   ----------    --------    ---------------
      AMR CORP           Common share     001765106         3,723            890,562         DEFINED        01             SOLE
 AMERICA ONLINE INC      Common share     00184A105        11,561            988,101         DEFINED        01             SOLE
AT & T WIRELESS GRP      Common share     00209A106         4,329          1,050,629         DEFINED        01             SOLE
ABBOTT LABORATORIES      Common share     002824100         7,407            183,341         DEFINED        01             SOLE
   ACTIVISION INC        Common share     004930202         8,789            367,285         DEFINED        01             SOLE
AMERICAN EXPRESS COM     Common share     025816109        12,386            397,253         DEFINED        01             SOLE
AMERICAN INTL. GROUP     Common share     026874107        10,366            189,507         DEFINED        01             SOLE
AMERISOURCEBERGEN CO     Common share     03073E105         8,509            119,134         DEFINED        01             SOLE
     AMGEN INC           Common share     031162100         6,366            152,660         DEFINED        01             SOLE
ANADARKO PETROLEUM C     Common share     032511107         9,235            207,350         DEFINED        01             SOLE
   ANHEUSER BUSCH        Common share     035229103        27,449            542,472         DEFINED        01             SOLE
     ANTHEM INC          Common share     03674B104         6,500            100,000         DEFINED        01             SOLE
  BMC SOFTWARE INC       Common share     055921100         9,136            699,000         DEFINED        01             SOLE
BANK OF AMERICA CORP     Common share     060505104        15,354            240,666         DEFINED        01             SOLE
BAXTER INTERNATIONAL     Common share     071813109        13,473            441,031         DEFINED        01             SOLE
  BEA SYSTEMS INC        Common share     073325102         4,089            789,300         DEFINED        01             SOLE
       BOEING            Common share     097023105        11,237            329,227         DEFINED        01             SOLE
BRINKER INTERNATION      Common share     109641100         3,807            147,000         DEFINED        01             SOLE
  CVS CORPORATION        Common share     126650100         9,083            358,299         DEFINED        01             SOLE
 CHEVRONTEXACO CORP      Common share     166764100        21,606            312,006         DEFINED        01             SOLE
 CISCO SYSTEMS INC       Common share     17275R102        10,119            965,554         DEFINED        01             SOLE
   CITIGROUP INC         Common share     172967101        11,751            396,335         DEFINED        01             SOLE
  CONCORD EFS INC        Common share     206197105         4,780            301,000         DEFINED        01             SOLE
   CONOCOPHILLIPS        Common share     20825C104        23,898            516,835         DEFINED        01             SOLE
 CROSSWAVE COMM ADR      Common share     227686102           577            720,800         DEFINED        01             SOLE
    DOW CHEMICAL         Common share     260543103        14,227            520,936         DEFINED        01             SOLE
      EMC CORP           Common share     268648102         7,197          1,574,735         DEFINED        01             SOLE
EXPRESS SCRIPTS INC      Common share     302182100         8,229            150,933         DEFINED        01             SOLE
  FOOT LOCKER INC        Common share     344849104         8,255            826,281         DEFINED        01             SOLE
      HEINZ CO           Common share     423074103         5,139            154,009         DEFINED        01             SOLE
 HEWLETT-PACKARD CO      Common share     428236103        11,980          1,026,578         DEFINED        01             SOLE
     INTEL CORP          Common share     458140100         8,821            635,072         DEFINED        01             SOLE
INTERNATIONAL PAPER      Common share     460146103        13,073            391,527         DEFINED        01             SOLE
JP MORGAN CHASE & CO     Common share     46625H100         1,033             54,408         DEFINED        01             SOLE
KLA-TENCOR CORPORATI     Common share     482480100         5,870            210,100         DEFINED        01             SOLE
      KTC CORP             Spon ADR       48268K101         3,438            155,000         DEFINED        01             SOLE
KING PHARMACEUTICALS     Common share     495582108         9,010            495,854         DEFINED        01             SOLE
L-3COMMUNICATIONS HO     Common share     502424104         7,573            143,700         DEFINED        01             SOLE
LABORATORY CRP OF AM     Common share     50540R409         6,430            190,337         DEFINED        01             SOLE
     LUXOTTICA             Spon ADR       55068R202        23,659          1,836,886         DEFINED        01             SOLE
     MBNA CORP           Common share     55262L100         7,134            388,135         DEFINED        01             SOLE
       MASCO             Common share     574599106         9,241            472,700         DEFINED        01             SOLE
     MATTEL INC          Common share     577081102        10,451            580,290         DEFINED        01             SOLE
 MCGRAW HILL COMP.       Common share     580645109        16,332            266,769         DEFINED        01             SOLE
     MEDTRONIC           Common share     585055106        12,897            306,208         DEFINED        01             SOLE
 MERRILL LYNCH & CO      Common share     590188108        10,967            332,850         DEFINED        01             SOLE
   MICROSOFT CORP        Common share     594918104        23,097            528,052         DEFINED        01             SOLE
 MICRON TECHNOLOGY       Common share     595112103         7,982            645,309         DEFINED        01             SOLE
      MOTOROLA           Common share     620076109         7,350            722,034         DEFINED        01             SOLE
    NVIDIA CORP          Common share     67066G104         5,580            651,903         DEFINED        01             SOLE
 ORACLE CORPORATION      Common share     68389X105         8,576          1,091,106         DEFINED        01             SOLE
   PEOPLESOFT INC        Common share     712713106         8,758            708,000         DEFINED        01             SOLE
    PEPSICO INC          Common share     713448108        12,323            333,498         DEFINED        01             SOLE
     PFIZER INC          Common share     717081103        19,998            689,102         DEFINED        01             SOLE
 PHELPS DODGE CORP       Common share     717265102         6,913            269,709         DEFINED        01             SOLE
   PHILIP MORRIS         Common share     718154107        19,449            501,253         DEFINED        01             SOLE
PROCTER & GAMBLE CO      Common share     742718109        19,961            223,330         DEFINED        01             SOLE
 SBC COMMUNICATIONS      Common share     78387G103         6,365            316,666         DEFINED        01             SOLE
     SICOR INC           Common share     825846108         3,976            261,400         DEFINED        01             SOLE
  SOUTHERN COMPANY       Common share     842587107        10,740            373,163         DEFINED        01             SOLE
  STARWOOD HOTELS        Common share     85590A203         6,051            271,367         DEFINED        01             SOLE
    TARGET CORP          Common share     87612E106         9,035            306,078         DEFINED        01             SOLE
UNIVERSAL HEALTH SER     Common share     913903100         9,892            193,389         DEFINED        01             SOLE
VERIZON COMMUNICATIO     Common share     92343V104         7,687            280,131         DEFINED        01             SOLE
                                                          -------
       TOTAL                                              650,219
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